Employee benefit expense	12 Months Ended
Dec. 31, 2021
Classes Of Employee Benefits Expense [Abstract]
Employee benefit expense
18.

Employee benefit expense
The following employee benefit expenses are included in cost of products and services sold, administration, exploration, research and development and property, plant and equipment:
2021 2020
Wages and salaries $ 236,181 $ 226,725
Statutory and company benefits 43,870 41,299
Expenses related to defined benefit plans [note 25] 5,350 5,256
Expenses related to defined contribution plans [note 25] 12,939 12,410
Equity-settled share-based compensation [note 24] 7,837 9,738
Cash-settled share-based compensation [note 24] 41,839 27,241
Total $ 348,016 $ 322,669